COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
COMMON STOCK	NOTE 8 – COMMON STOCK The Company has authorized 480,000,000 shares of common stock, par value $0.00001.

NOTE 8 – COMMON STOCK

The Company has authorized 480,000,000 shares of common stock, par value $0.00001.

Effective February 24, 2022, the Company effectuated a 1 for 10,000 reverse stock split. All share numbers throughout these financial statements have been retroactively restated.

On March 28, 2023, the Company issued 894,113 shares of common stock for services. The shares were valued at $0.50, for total non-cash expense of $447,057. The shares were granted prior to the reverse acquisition so there is no impact to the Statement of Operations for the periods presented.

On March 28, 2023, the Company issued another 894,113 shares of common stock for services. The shares were valued at $0.50, for total non-cash expense of $447,057. The shares were granted prior to the reverse acquisition so there is no impact to the Statement of Operations for the periods presented.

On June 9, 2023, the Company sold 100,000 shares of common stock for total cash proceeds of $50,000.

On July 17, 2023, the Company sold 240,000 shares of common stock for total cash proceeds of $120,000.

On August 17, 2023, the Company granted 370,000 shares of common stock for investor relation services to be provided in 2024. The shares were valued at $0.50, for total non-cash prepaid expense of $185,000.

As the Company’s common stock is not trading and there have been no current sales of common stock for cash management used the price of warrants recently issued ($0.50) for valuing the shares issued for services.